Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 86,467,985	$ 97,692,685
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	105,000	99,000
Equity Securities [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	105,023	99,306
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	10,257,000	31,762,000
US Government Agencies Debt Securities [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	10,256,773	31,761,387
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	15,590,000	13,493,000
US States and Political Subdivisions Debt Securities [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	15,589,890	13,492,627
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	60,516,000	51,345,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	60,516,299	51,345,093
Domestic Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities		994,000
Domestic Corporate Debt Securities [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities		994,000
Fair Value, Inputs, Level 1 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	105,000	99,000
Fair Value, Inputs, Level 2 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 86,363,000	$ 97,594,000